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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03866
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)

                                                                  PRINCIPAL AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 115.6%
------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 13.9%
U.S. Treasury Bonds
5.38%                                    02/15/31                           $4,740               $5,595 (h)
7.13%                                    02/15/23                            1,005                1,358 (f)
8.13%                                    08/15/19 - 08/15/21                 4,730                6,763 (f)
U.S. Treasury Inflation Indexed Bonds
2.00%                                    01/15/14                            7,023                7,236 (f,k)
2.38%                                    01/15/25                              986                1,080 (f,k)
3.88%                                    04/15/29                              704                  991 (f,k)
4.73%                                    04/15/10                            2,778                2,709 (c,h,k)
U.S. Treasury Notes
3.13%                                    05/15/07                            1,600                1,585 (h)
3.38%                                    02/15/08                            2,280                2,264 (f)
3.63%                                    06/15/10                           12,040               11,987 (h)
3.75%                                    05/15/08                            3,710                3,718
4.00%                                    04/15/10                            4,305                4,352 (h)
4.13%                                    05/15/15                            5,280                5,358 (h)
                                                                                                 54,996

FEDERAL AGENCIES - 8.5%
Federal Farm Credit Bank
3.75%                                    01/15/09                            1,940                1,929 (h)
Federal Home Loan Bank
2.38%                                    02/15/06                            5,925                5,876 (f)
2.63%                                    10/16/06                            4,000                3,941 (f,h)
3.75%                                    08/18/09                            2,600                2,583 (h)
Federal Home Loan Mortgage Corp.
3.00%                                    09/29/06                            3,980                3,940 (f)
3.63%                                    09/15/08                            4,820                4,782 (f)
4.50%                                    01/15/14                            2,445                2,495 (h)
4.63%                                    07/18/07                            2,995                2,997 (f)
4.75%                                    12/08/10                            2,765                2,772 (f)
6.75%                                    03/15/31                            1,920                2,539 (f)
                                                                                                 33,854

AGENCY MORTGAGE BACKED - 29.2%
Federal Home Loan Mortgage Assoc.
6.00%                                    05/01/20 - 06/01/35                   862                  886
7.00%                                    05/01/35                              175                  184
Federal Home Loan Mortgage Corp.
4.50%                                    06/01/33 - 02/01/35                   980                  959
6.00%                                    04/01/17 - 06/01/35                 3,073                3,153
6.50%                                    01/01/27 - 12/01/34                 2,279                2,359
7.00%                                    10/01/16 - 02/01/35                   655                  691
7.50%                                    01/01/08 - 09/01/33                   350                  369
8.00%                                    11/01/30                               21                   23
Federal National Mortgage Assoc.
4.00%                                    05/01/19 - 06/01/19                 1,036                1,016
4.50%                                    05/01/18 - 12/01/34                 5,947                5,879
5.00%                                    03/01/34 - 10/01/34                   456                  456
5.50%                                    03/01/14 - 08/01/33                 1,129                1,151
6.00%                                    02/01/14 - 06/01/35                 7,126                7,324
6.50%                                    02/01/14 - 02/01/35                 9,701               10,037
7.00%                                    08/01/13 - 04/01/35                 3,229                3,407
7.50%                                    08/01/13 - 03/01/34                 1,555                1,659
8.00%                                    12/01/11 - 11/01/33                   813                  865
8.50%                                    04/01/30 - 05/01/31                    66                   72
9.00%                                    06/01/09 - 12/01/22                   354                  375
4.50%                                    TBA                                 7,132                7,099 (b)
5.00%                                    TBA                                33,095               33,350 (b)
5.50%                                    TBA                                12,485               12,653 (b)
6.00%                                    TBA                                13,555               13,894 (b)
Government National Mortgage Assoc.
4.50%                                    08/15/33 - 09/15/34                 2,084                2,062
6.00%                                    04/15/27 - 06/15/35                 2,015                2,082
6.50%                                    04/15/19 - 08/15/34                 1,289                1,344
7.00%                                    03/15/12 - 06/15/34                   446                  468
7.50%                                    03/15/23 - 10/15/33                   209                  225
8.00%                                    06/15/27 - 06/15/30                   104                  114
8.50%                                    10/15/17                              153                  166
9.00%                                    11/15/16 - 12/15/21                   287                  317
5.50%                                    TBA                                 1,100                1,123 (b)
                                                                                                115,762

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.8%
Collateralized Mortgage Obligation
Trust (Class B)
3.73%                                    11/01/18                               46                   41 (c,d)
Federal Home Loan Mortgage Assoc.
5.50%                                    02/25/35                              773                  799
Federal Home Loan Mortgage Corp.
3.43%                                    10/15/18                            1,569                  138 (e,g)
3.93%                                    12/15/30                            3,699                  228 (e,g)
4.50%                                    04/15/13 - 03/15/19                 3,361                  348 (e)
4.50%                                    05/15/17 - 11/15/19                 1,025                1,016
5.00%                                    01/15/11 - 12/01/34                10,437                1,216 (e)
5.00%                                    05/15/20 - 11/15/34                 5,040                5,041
5.11%                                    10/15/33                              515                  428 (g)
5.50%                                    04/15/17 - 06/15/33                 1,707                  279 (e)
5.50%                                    10/15/34                              773                  807
6.25%                                    01/15/23                                6                    6
6.31%                                    12/15/33                              315                  281 (g)
7.50%                                    01/15/16                              177                  187
8.00%                                    04/15/20                               31                   31
8.95%                                    06/15/33                            1,421                1,468 (g)
14.69%                                   09/25/43                            6,369                   60 (c,e,g)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                    02/01/23 - 07/01/24                    44                    9 (e)
Federal Home Loan Mortgage STRIPS
4.55%                                    08/01/27                               10                    9 (c,d)
Federal National Mortgage Assoc.
1.18%                                    12/25/42                            1,917                   49 (e,g)
2.22%                                    06/25/43                            5,932                  274 (e,g)
3.69%                                    10/25/29                            1,328                  105 (e,g)
3.79%                                    12/25/30                            1,829                  118 (e,g)
4.00%                                    02/25/28                               95                   94
4.29%                                    09/25/42                            4,280                  336 (e,g)
4.34%                                    04/25/17 - 10/25/17                 2,934                  265 (e,g)
4.39%                                    08/25/16                              982                   67 (e,g)
4.50%                                    05/25/18                              590                   64 (e)
4.50%                                    12/25/19                              375                  368
4.75%                                    11/25/14                              345                   27 (e)
4.79%                                    06/25/42                            1,363                  123 (e,g)
5.00%                                    02/25/11 - 02/25/32                 1,129                   88 (e)
5.00%                                    01/15/35                              500                  500
5.50%                                    01/25/27                              843                   87 (e)
5.50%                                    07/25/34                              813                  838
6.00%                                    12/25/34                              500                  524
7.57%                                    09/25/31                              839                  846 (g)
8.00%                                    07/25/14                              594                  621
8.77%                                    05/25/17                               52                   54 (g)
12.44%                                   04/25/32                              253                  281 (g)
Federal National Mortgage Assoc.
(Class 1)
6.23%                                    11/01/34                            2,080                1,743 (c,d)
Federal National Mortgage Assoc.
(Class S)
3.79%                                    02/25/31                            1,302                   90 (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                    11/25/13                            1,809                   95 (e)
5.00%                                    10/25/22                              537                   73 (e)
5.50%                                    08/25/33                            1,955                  399 (e)
9.32%                                    03/25/31                            1,328                1,403 (g)
Federal National Mortgage Assoc. REMIC
(Class B)
5.30%                                    12/25/22                               33                   27 (c,d)
Federal National Mortgage Assoc. REMIC
(Class J) **
1080.91%                                 03/25/22                                -                    1 (e)
Federal National Mortgage Assoc. REMIC
(Class K) **
1008.00%                                 05/25/22                                -                    2 (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                    11/01/23                              142                   28 (e)
8.00%                                     08/01/23 - 07/01/24                   94                   20 (e)
8.50%                                     03/01/17 - 07/25/22                  104                   20 (e)
9.00%                                    05/25/22                               34                    7 (e)
Government National Mortgage Assoc.
5.00%                                    02/16/34                              670                  679
Vendee Mortgage Trust
17.61%                                   05/15/33                            3,920                  104 (c,e,g)
                                                                                                 22,812

ASSET BACKED - 9.9%
AESOP Funding II LLC (Class A)
3.38%                                    04/20/10                            1,000                1,004 (a,g)
American Express Credit Account Master
Trust (Class A)
1.69%                                    01/15/09                              369                  362
3.34%                                    12/15/08                              600                  601 (g)
Bank One Issuance Trust
3.59%                                    05/17/10                              175                  174
3.76%                                    08/15/08                              608                  608
Bank One Issuance Trust (Class A)
3.33%                                    12/15/10                            2,000                2,005 (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                    03/25/09                              389                  384
Capital One Master Trust (Class C)
6.70%                                    06/15/11                              149                  159 (a)
CDC Mortgage Capital Trust (Class A)
3.64%                                    08/25/33                               48                   48 (g)
Centex Home Equity
3.56%                                    06/25/34                              335                  335 (g)
Centex Home Equity Co. LLC
3.48%                                    01/25/25                              649                  649 (g)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                    05/25/32                               69                   69
Citibank Credit Card Issuance Trust
3.66%                                    03/07/08                            1,062                1,064 (g)
3.80%                                    06/25/09                            3,000                3,012 (g)
4.45%                                    04/07/10                              496                  497
6.65%                                    05/15/08                              121                  124
Citifinancial Mortgage Securities, Inc.
3.51%                                    04/25/34                              310                  311 (g)
CNH Equipment Trust
3.29%                                    10/15/08                            2,000                2,001 (g)
CNH Wholesale Master Note Trust
(Class A)
3.43%                                    06/15/11                            1,000                1,000 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.58%                                    05/25/36                              500                  501 (g)
3.59%                                    08/25/32                               84                   84 (g)
Federal National Mortgage Assoc.
3.95%                                    12/26/31                              537                  537
First USA Credit Card Master Trust
(Class A)
3.40%                                    11/19/08                            2,400                2,402 (g)
Fleet Credit Card Master Trust II
(Class A)
5.60%                                    12/15/08                              350                  355
Fleet Home Equity Loan Trust (Class A)
3.51%                                    01/20/33                              942                  943 (g)
GMAC Mortgage Corp Loan Trust
3.40%                                    08/25/35                            2,000                1,998 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
3.41%                                    06/25/34                            1,000                1,001 (g)
GSAA Trust
3.71%                                    05/25/34                              312                  312 (g)
Honda Auto Receivables Owner Trust
4.15%                                    10/15/10                              427                  428
Household Automotive Trust (Class A)
3.54%                                    07/17/09                            3,398                3,404 (g)
Long Beach Mortgage Loan Trust
3.77%                                    11/26/32                              536                  537 (g)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                    01/15/08                              286                  286
Mid-State Trust
7.54%                                    07/01/35                               91                   97
Peco Energy Transition Trust
6.52%                                    12/31/10                              400                  441
Residential Asset Mortgage Products,
Inc.
3.55%                                    03/25/34                              310                  310 (g)
3.64%                                    12/25/33                              133                  133 (g)
Residential Asset Securities Corp.
3.56%                                    07/25/32                              241                  242 (g)
Residential Asset Securities Corp.
(Class A)
3.60%                                    06/25/33                              486                  486 (g)
4.16%                                    07/25/30                              329                  327 (g)
Saxon Asset Securities Trust
3.54%                                    05/25/35                            1,791                1,791 (g)
Saxon Asset Securities Trust (Class A)
3.71%                                    12/25/32                               72                   72 (g)
Sears Credit Account Master Trust
(Class A)
3.35%                                    08/18/09                            4,000                4,001 (g)
Structured Asset Investment Loan Trust
3.54%                                    02/25/35                            3,000                2,999 (a,g)
Volkswagen Auto Lease Trust
3.94%                                    10/20/10                              265                  264
Wachovia Asset Securitization Inc.
(Class A)
3.53%                                    06/25/34                              740                  740 (g)
Wells Fargo Home Equity Trust
3.97%                                    09/25/24                              209                  207 (g)
                                                                                                 39,305

CORPORATE NOTES - 31.1%
Abbey National PLC
7.95%                                    10/26/29                              510                  695
AIG SunAmerica Global Financing VII
5.85%                                    08/01/08                              510                  532 (a)
Ainsworth Lumber Co. Ltd.
6.75%                                    03/15/14                              970                  873
Air Jamaica Ltd.
9.38%                                    07/08/15                              435                  438 (a)
Alberta Energy Co. Ltd.
7.38%                                    11/01/31                              160                  200
Allegiance Corp.
7.00%                                    10/15/26                              300                  345
Allied Waste North America
7.25%                                    03/15/15                            1,050                1,016 (a)
Allstate Life Global Funding Trusts
3.85%                                    01/25/08                              560                  556
Alltel Corp.
4.66%                                    05/17/07                              670                  675
ALROSA Finance S.A.
8.88%                                    11/17/14                              455                  514 (a)
Altria Group, Inc.
7.20%                                    02/01/07                              225                  234
Ameren Corp.
4.26%                                    05/15/07                              465                  465
America Movil S.A. de C.V.
6.38%                                    03/01/35                              925                  904
American Electric Power Co. Inc.
(Series D)
5.25%                                    06/01/15                              335                  346
American Electric Power Company, Inc.
4.71%                                    08/16/07                              425                  428
American General Corp.
7.50%                                    08/11/10                              280                  316
ANZ Capital Trust
4.48%                                    12/31/49                              505                  503 (a)
AON Corp.
8.21%                                    01/01/27                              440                  514
Appalachian Power Co. (Series G)
3.60%                                    05/15/08                              260                  255
Appalachian Power Co. (Series K)
5.00%                                    06/01/17                              330                  331
Argentine Beverages Financial Trust
7.38%                                    03/22/12                              240                  244 (a)
Assurant, Inc.
6.75%                                    02/15/34                              340                  393
AT&T Wireless Services Inc.
7.35%                                    03/01/06                              330                  337
8.75%                                    03/01/31                              570                  799
Banco BMG S.A.
8.75%                                    07/01/10                              300                  302 (a)
Banco Santander Chile
5.38%                                    12/09/14                              545                  562 (a)
Bank of America Corp.
3.88%                                    01/15/08                              225                  224
7.40%                                    01/15/11                              370                  424
Bank One Corp.
6.50%                                    02/01/06                               80                   81
Barclays Bank PLC
7.38%                                    06/29/49                              665                  766 (a,g)
Bavaria S.A.
8.88%                                    11/01/10                              345                  380 (a)
BB&T Corp.
4.75%                                    10/01/12                              200                  203
BBVA Bancomer Capital Trust I
10.50%                                   02/16/11                              580                  602 (a)
Bear Stearns Companies, Inc.
4.55%                                    06/23/10                              390                  393
BellSouth Corp.
6.00%                                    11/15/34                              505                  537
Berkshire Hathaway Finance Corp.
4.13%                                    01/15/10                              245                  244 (a)
Boeing Co.
8.75%                                    08/15/21                              280                  393
Braskem International Ltd.
9.38%                                    06/01/15                              260                  280 (a)
BRE Properties. (REIT)
5.95%                                    03/15/07                              590                  605
British Aerospace Finance, Inc.
7.50%                                    07/01/27                              340                  414 (a)
Burlington Northern Santa Fe Corp.
8.13%                                    04/15/20                              545                  721
Campbell Soup Co.
5.50%                                    03/15/07                              405                  413
Capital One Financial Corp.
8.75%                                    02/01/07                              490                  523
Carolina Power & Light Co.
5.15%                                    04/01/15                              230                  238
6.13%                                    09/15/33                              360                  406
Case New Holland, Inc.
6.00%                                    06/01/09                            1,455                1,397 (a)
Cendant Corp.
6.25%                                    01/15/08                              655                  682
Charter One Bank FSB
6.38%                                    05/15/12                              305                  338
Citigroup Inc.
5.85%                                    12/11/34                              415                  459
6.63%                                    06/15/32                              500                  597
Clear Channel Communications, Inc.
4.63%                                    01/15/08                              535                  528
CNA Financial Corp.
5.85%                                    12/15/14                              680                  700
CNF Inc.
6.70%                                    05/01/34                               80                   91
Comcast Cable Communications Holdings,
Inc.
9.46%                                    11/15/22                              495                  698
ConAgra Foods, Inc.
7.88%                                    09/15/10                              200                  231
Consolidated Edison Company of New York
5.63%                                    07/01/12                              585                  630
Consolidated Natural Gas Co.
5.38%                                    11/01/06                              425                  432
Consumers Energy Co.
5.15%                                    02/15/17                              330                  333
Consumers Energy Co. (Series L)
5.00%                                    02/15/12                              420                  427
Controladora Comercial Mexicana
S.A. de C.V.
6.63%                                    06/01/15                              315                  319 (a)
Corp Interamericana de Entretenimiento
S.A.
8.88%                                    06/14/15                              430                  425 (a)
Countrywide Home Loans, Inc.
5.63%                                    05/15/07                              255                  261
COX Communications, Inc.
5.45%                                    12/15/14                              515                  525
CSX Transportation, Inc.
9.75%                                    06/15/20                              202                  292
D.R. Horton, Inc.
7.50%                                    12/01/07                              370                  392
DaimlerChrysler NA Holding Corp.
4.05%                                    06/04/08                              330                  324
4.75%                                    01/15/08                              330                  331
DBS Bank Ltd.
5.00%                                    11/15/19                              605                  612 (a)
Diamond Offshore Drilling, Inc.
4.88%                                    07/01/15                              500                  502 (a)
DirecTV Holdings LLC
6.38%                                    06/15/15                              965                  960 (a)
Dominion Resources Inc. (Series B)
4.13%                                    02/15/08                              580                  577
Dominion Resources Inc. (Series G)
3.66%                                    11/15/06                              845                  839
Dresdner Bank AG for Kyivstar GSM
7.75%                                    04/27/12                              185                  185 (a)
Duke Capital LLC
4.30%                                    05/18/06                              350                  351
4.33%                                    11/16/06                              445                  446
5.50%                                    03/01/14                              325                  334
5.67%                                    08/15/14                               95                   99
8.00%                                    10/01/19                              350                  434
Duke Energy Corp.
4.50%                                    04/01/10                              285                  287
El Paso Electric Co.
6.00%                                    05/15/35                              495                  519
El Paso Production Holding Co.
7.75%                                    06/01/13                              970                1,035
Emmis Communications Corp.
9.31%                                    06/15/12                              430                  438 (a,g)
Enterprise Products Operating LP
4.00%                                    10/15/07                            1,135                1,124
EOP Operating LP (REIT)
7.75%                                    11/15/07                              595                  639
Farmers Exchange Capital
7.05%                                    07/15/28                              340                  368 (a)
FirstEnergy Corp. (Series B)
6.45%                                    11/15/11                            1,300                1,420
Flextronics International Ltd.
6.25%                                    11/15/14                            1,455                1,444
Ford Motor Credit Co.
6.63%                                    06/16/08                              830                  823
7.00%                                    10/01/13                              815                  789
7.38%                                    10/28/09                              835                  820
Gaz Capital for Gazprom
8.63%                                    04/28/34                              865                1,081 (a)
Georgia Power Co.
4.88%                                    07/15/07                              530                  538
Goodrich Corp.
7.10%                                    11/15/27                              385                  460
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
9.38%                                    05/01/12                              270                  281 (a)
GTE Corp.
6.94%                                    04/15/28                              400                  464
7.51%                                    04/01/09                              330                  364
Halliburton Co.
8.75%                                    02/15/21                              250                  343
Household Finance Corp.
6.38%                                    11/27/12                              215                  237
6.50%                                    11/15/08                              490                  523
HSBC Bank USA NA
3.88%                                    09/15/09                            1,040                1,026
HSBC Capital Funding LP
4.61%                                    12/29/49                              405                  395 (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                    12/31/49                              585                  713 (a,g)
HSBC Finance Corp.
6.75%                                    05/15/11                            1,440                1,593
Hydro Quebec
8.25%                                    04/15/26                            1,175                1,712
Indocoal Exports Cayman Ltd.
7.13%                                    07/06/12                              500                  500 (a)
Indosat Tbk PT
7.13%                                    06/22/12                              420                  422 (a)
Intelsat Bermuda Ltd.
8.63%                                    01/15/15                              970                1,023 (a)
International Business Machines Corp.
3.80%                                    02/01/08                              330                  328
International Lease Finance Corp.
5.00%                                    04/15/10                              495                  505
iStar Financial Inc.
4.88%                                    01/15/09                              165                  165
6.00%                                    12/15/10                              550                  575
6.05%                                    04/15/15                              230                  238
7.00%                                    03/15/08                              330                  350
Kansas Gas & Electric
5.65%                                    03/29/21                              270                  273 (a)
Kellogg Co. (Series B)
6.60%                                    04/01/11                              200                  223
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                    08/01/09                              520                  598 (a)
Kimco Realty Corp. (REIT)
4.82%                                    06/01/14                              325                  324
Kinder Morgan Energy Partners LP
5.13%                                    11/15/14                              405                  409
Kinder Morgan, Inc.
6.50%                                    09/01/12                              415                  457
Kraft Foods Inc.
4.13%                                    11/12/09                              755                  748
Lehman Brothers Holdings, Inc.
4.25%                                    01/27/10                               40                   40
LG Electronics Inc.
5.00%                                    06/17/10                              750                  752 (a)
Masco Corp.
6.75%                                    03/15/06                              650                  662
Meritage Homes Corp.
6.25%                                    03/15/15                            1,450                1,348
MGM Mirage
5.88%                                    02/27/14                            1,495                1,452
Midamerican Energy Holdings Co.
3.50%                                    05/15/08                              500                  486
Monumental Global Funding III (Series A)
5.20%                                    01/30/07                              220                  224 (a)
Morgan Stanley
4.25%                                    05/15/10                              100                   99
Morgan Stanley (Series F)
3.28%                                    01/18/08                            2,000                1,999 (g)
Motorola, Inc.
4.61%                                    11/16/07                              550                  554
Nationwide Mutual Insurance Co.
7.88%                                    04/01/33                              170                  214 (a)
Navistar International Corp.
6.25%                                    03/01/12                            1,495                1,443 (a)
NB Capital Trust IV
8.25%                                    04/15/27                              440                  482
Nelnet Inc.
5.13%                                    06/01/10                              600                  603
Nexen, Inc.
5.88%                                    03/10/35                              275                  278
Nexstar Finance, Inc.
7.00%                                    01/15/14                              970                  898 (a)
Nextel Communications, Inc.
7.38%                                    08/01/15                              495                  535
Noble Group, Ltd
6.63%                                    03/17/15                              155                  143 (a)
Nordea Bank AB
5.42%                                    12/29/49                              295                  304 (a,g)
Norfolk Southern Corp.
6.00%                                    04/30/08                               40                   42
Norfolk Southern Railway Co.
9.75%                                    06/15/20                              278                  402
Northeast Utilities (Series B)
3.30%                                    06/01/08                              330                  319
Northrop Grumman Corp.
4.08%                                    11/16/06                              610                  608
NorthWestern Corp.
5.88%                                    11/01/14                              340                  348 (a)
Novelis Inc.
7.25%                                    02/15/15                              970                  974 (a)
Ocean Energy, Inc.
4.38%                                    10/01/07                              195                  195
Ohio Power Co. (Series E)
6.60%                                    02/15/33                              165                  195
PanAmSat Corp.
9.00%                                    08/15/14                              970                1,059
Pemex Finance Ltd.
9.03%                                    02/15/11                              710                  801
9.69%                                    08/15/09                              901                  991
Pemex Project Funding Master Trust
6.63%                                    06/15/35                              865                  850 (a)
7.38%                                    12/15/14                              300                  337
Pepco Holdings Inc.
4.00%                                    06/01/10                              595                  595 (g)
Petrobras International Finance Co.
9.75%                                    07/06/11                              405                  480
Petro-Canada
5.95%                                    05/15/35                              655                  682
Pioneer Natural Resources Co.
6.50%                                    01/15/08                              250                  259
Potomac Edison Co.
5.35%                                    11/15/14                              245                  255 (a)
Principal Life Global Funding I
5.25%                                    01/15/13                              410                  431 (a)
Procter & Gamble - ESOP (Series A)
9.36%                                    01/01/21                              500                  674
Protective Life Secured Trust
4.00%                                    10/07/09                              140                  138
Prudential Financial Inc.
4.75%                                    06/13/15                              490                  491
PSI Energy, Inc.
6.65%                                    06/15/06                              330                  338
Public Service Company of New Mexico
4.40%                                    09/15/08                              540                  540
Public Service Electric & Gas
5.25%                                    07/01/35                              330                  333
Puget Energy, Inc.
3.36%                                    06/01/08                              335                  326
5.48%                                    06/01/35                              330                  341
Quest Diagnostics
6.75%                                    07/12/06                              325                  333
Rabobank Capital Funding II
5.26%                                    12/31/49                              735                  756 (a,g)
Rabobank Capital Funding Trust
5.25%                                    12/29/49                              340                  349 (a,g)
Raytheon Co.
4.85%                                    01/15/11                              340                  344
6.40%                                    12/15/18                              475                  537
RBS Capital Trust I
5.51%                                    09/29/49                              505                  523 (g)
Rogers Wireless Communications, Inc.
7.50%                                    03/15/15                              775                  843
Royal Bank of Canada
4.13%                                    01/26/10                              340                  339
Royal Bank of Scotland Group PLC
7.65%                                    08/31/49                              175                  223 (g)
San Diego Gas & Electric Co.
5.35%                                    05/15/35                              160                  166
SBC Communications Inc.
5.10%                                    09/15/14                              440                  450
Scottish Power PLC
4.91%                                    03/15/10                              145                  147
Simon Property Group LP
4.88%                                    08/15/10                              520                  524
Simon Property Group LP (REIT)
4.60%                                    06/15/10                              330                  330 (a)
Sinclair Broadcast Group, Inc.
8.00%                                    03/15/12                              965                  989
SLM Corp.
4.00%                                    01/15/09                              340                  338
Sprint Capital Corp.
4.78%                                    08/17/06                              820                  826 (i)
6.00%                                    01/15/07                              840                  862
6.13%                                    11/15/08                              330                  348
7.63%                                    01/30/11                              355                  406
8.38%                                    03/15/12                              230                  277
8.75%                                    03/15/32                              435                  606
State of Illinois
4.95%                                    06/01/23                              500                  515
5.10%                                    06/01/33                              330                  344
Stewart Enterprises, Inc.
6.25%                                    02/15/13                            1,050                1,039 (a)
Telefonos de Mexico S.A. de C.V.
4.50%                                    11/19/08                              350                  348
5.50%                                    01/27/15                              510                  506 (a)
TELUS Corp.
7.50%                                    06/01/07                              605                  639
8.00%                                    06/01/11                              330                  386
Tenet Healthcare Corp.
6.38%                                    12/01/11                              970                  924
Time Warner Entertainment Co. LP
8.38%                                    07/15/33                              460                  608
Time Warner, Inc.
6.88%                                    05/01/12                              150                  169
9.13%                                    01/15/13                              510                  644
Toyota Motor Credit Corp.
3.36%                                    09/15/06                            8,000                7,997 (g)
TXU Electric Delivery Co.
5.00%                                    09/01/07                              335                  340
6.38%                                    05/01/12                              350                  383
Tyco International Group S.A.
5.80%                                    08/01/06                              705                  718
Tyson Foods, Inc.
7.25%                                    10/01/06                              360                  373
UBS Preferred Funding Trust I
8.62%                                    10/29/49                              335                  398 (g)
UFJ Bank Ltd.
7.40%                                    06/15/11                              505                  573
Union Pacific Corp.
6.65%                                    01/15/11                              350                  387
Union Planters Bank NA
5.13%                                    06/15/07                               10                   10
United Rentals North America, Inc.
7.75%                                    11/15/13                            1,010                  992 (h)
Valero Energy Corp.
3.50%                                    04/01/09                              370                  355
Vedanta Resources PLC
6.63%                                    02/22/10                              260                  257 (a)
Verizon
6.50%                                    09/15/11                              340                  371
Verizon Global Funding Corp.
7.75%                                    06/15/32                              455                  591
Vornado Realty LP (REIT)
5.63%                                    06/15/07                              305                  311
Votorantim Overseas III
7.75%                                    06/24/20                              865                  865 (a)
VTB Capital S.A.
6.09%                                    07/30/07                              300                  311 (g)
6.25%                                    07/02/35                              865                  865 (a)
Wells Fargo & Co.
5.25%                                    12/01/07                              180                  185
Westar Energy, Inc.
5.15%                                    01/01/17                              230                  234
Weyerhaeuser Co.
6.13%                                    03/15/07                              322                  331
Wisconsin Electric Power
3.50%                                    12/01/07                              410                  403
Wisconsin Energy Corp.
5.88%                                    04/01/06                              230                  233
WR Berkley Corp.
5.60%                                    05/15/15                              350                  356
Yara International ASA
5.25%                                    12/15/14                              340                  341 (a)
                                                                                                123,287

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.3%
Banc of America Large Loan
3.38%                                    06/15/18                            1,000                1,001 (a,g)
Bank of America Alternative Loan Trust
6.50%                                    07/25/35                              475                  491
Bear Stearns Commercial Mortgage
Securities
3.48%                                    01/14/16                              600                  601 (a,g)
6.02%                                    02/14/31                              750                  791
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                    02/14/31                               55                   59
CalSTRS Trust
4.13%                                    11/20/12                              938                  937 (a)
Credit Suisse First Boston
4.17%                                    07/15/37                            8,090                  282 (a,c)
Crusade Global Trust (Class A)
3.62%                                    09/18/34                              117                  117 (g)
CS First Boston Mortgage Securities
Corp.
1.73%                                    03/15/35                           13,208                  709 (a,g)
4.60%                                    03/15/35                              927                  932
6.13%                                    04/15/37                              520                  570
6.34%                                    01/15/37                            2,761                   72 (a,c,g)
CS First Boston Mortgage Securities
Corp. (Class A)
4.51%                                    07/15/37                              485                  487
4.69%                                    07/15/37                              324                  326
First Union-Lehman Brothers-Bank of
America
6.56%                                    11/18/35                              796                  837
GMAC Commercial Mortgage Securities Inc.
6.47%                                    04/15/34                              300                  330
GMAC Commercial Mortgage Securities
Inc. (Class A)
4.92%                                    12/10/41                              977                  996 (g)
GMAC Commercial Mortgage Securities
Inc. (Class X)
4.22%                                    12/10/41                           13,389                  410 (c,g)
GMAC Commercial Mortgage Securities,
Inc.
4.21%                                    12/10/41                              397                  396 (g)
6.42%                                    05/15/35                            1,145                1,207
6.55%                                    12/10/41                           27,975                  491 (a,c,g)
Granite Master Issuer PLC
3.37%                                    12/20/54                            3,000                3,000 (g)
3.51%                                    12/20/24                            4,000                4,000 (g)
Granite Mortgages PLC
3.32%                                    01/20/43                            1,630                1,633 (g)
Impac CMB Trust
3.57%                                    04/25/35                            1,869                1,868 (g)
Impac CMB Trust (Class A)
3.69%                                    12/25/33                              454                  454 (g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                    01/12/39                            7,571                  357 (a,g)
3.42%                                    06/15/19                            5,000                5,000 (a,g)
6.47%                                    11/15/35                              457                  506
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                    10/15/37                              626                  643 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                    09/15/27                            1,033                1,026 (g)
4.17%                                    07/15/37                           18,189                  301 (a,c,g)
4.20%                                    01/18/12                           10,589                  392 (c,f)
4.20%                                    12/15/29                              467                  466
4.32%                                    03/15/34                            1,953                   37 (a,c,g)
4.51%                                    12/15/29                              467                  470
4.53%                                    01/15/36                            3,254                  245 (a,c)
5.99%                                    02/15/40                            8,237                  186 (a,c)
6.23%                                    03/15/26                              371                  395
6.49%                                    12/15/39                            7,054                  131 (a,c,g)
7.67%                                    09/15/37                            7,137                  116 (a,c,g)
8.31%                                    03/15/36                            8,515                  234 (a,c,g)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                    02/15/30                              845                  845
6.13%                                    12/15/30                              832                  909
6.65%                                    11/15/27                            1,505                1,674
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                    07/14/16                              103                  115 (a)
Master Alternative Loans Trust
5.00%                                    08/25/18                              535                   72 (e)
6.50%                                    08/25/34 - 05/25/35                 2,671                2,760
Merrill Lynch Mortgage Trust (Class A)
4.56%                                    05/12/43                               50                   50
Morgan Stanley Capital I
5.17%                                    01/14/42                              900                  938 (g)
Morgan Stanley Capital I (Class A)
4.66%                                    09/13/45                              656                  662
Morgan Stanley Dean Witter Capital I
1.06%                                    04/15/34                            2,283                   39 (a,g)
3.95%                                    10/15/35                            2,179                   58 (a,c,g)
6.46%                                    02/15/33                              577                  599
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                    10/15/35                            1,000                1,106
6.54%                                    02/15/31                              891                  938
Morgan Stanley Dean Witter Capital I
(Class X)
1.15%                                    02/01/31                              272                   12 (a,g)
MortgageIT Trust (Class A)
3.62%                                    08/25/35                            5,000                5,000 (g)
Nomura Asset Securities Corp. (Class A)
6.59%                                    03/15/30                            1,409                1,495
Puma Finance Ltd. (Class A)
3.32%                                    10/11/34                              460                  460 (g)
3.63%                                    03/25/34                              388                  388 (g)
Residential Mortgage Securities
3.15%                                    08/10/30                            2,000                2,000 (a,g)
Structured Asset Securities Corp.
(Class X)
2.07%                                    02/25/28                              877                   45 (g)
Wachovia Bank Commercial Mortgage Trust
3.40%                                    03/15/14                              500                  500 (a,g)
4.38%                                    10/15/41                            1,000                1,003
4.94%                                    04/15/42                              939                  963
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                    10/15/41                              761                  768
4.95%                                    10/15/41                              927                  939
Washington Mutual
3.43%                                    01/25/45                              969                  971 (g)
3.46%                                    01/25/45                            1,912                1,915 (g)
                                                                                                 60,726

SOVEREIGN BONDS - 1.9%
Government of  Argentina
4.62%                                    08/03/12                              430                  389 (c,g)
Government of Bahamas
6.63%                                    05/15/33                              405                  492 (a)
Government of Brazil
9.25%                                    10/22/10                              345                  384
Government of Colombia
10.75%                                   01/15/13                              260                  316
Government of Costa Rica
6.55%                                    03/20/14                              345                  339 (a)
Government of El Salvador
7.65%                                    06/15/35                              430                  428 (a)
Government of Indonesia
7.25%                                    04/20/15                              270                  273 (a)
Government of Italy
4.50%                                    01/21/15                              260                  264
Government of Jamaica
9.00%                                    06/02/15                              520                  530
Government of Mexico
6.75%                                    09/27/34                               60                   63
Government of Panama
7.25%                                    03/15/15                              430                  469
Government of Peru
8.38%                                    05/03/16                              260                  292
Government of Russia
5.00%                                    03/31/30                              645                  722 (a,i)
Government of Turkey
7.00%                                    06/05/20                              430                  420
Government of Ukraine
6.37%                                    08/05/09                              345                  373 (a,g)
Government of Uruguay
9.25%                                    05/17/17                              200                  214
Japan Finance Corp for Municipal
Enterprises
4.63%                                    04/21/15                              500                  512
Ontario Electricity Financial Corp.
7.45%                                    03/31/13                               55                   67
Province of New Brunswick
3.50%                                    10/23/07                              415                  411
Province of Ontario
4.50%                                    02/03/15                              515                  522
5.13%                                    07/17/12                               75                   80
                                                                                                  7,560

TOTAL BONDS AND NOTES                                                                           458,302
 (COST $458,265)

                                                                  NUMBER OF SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                 680                 $687 (a,g)
 (COST $702)

                                                                         NUMBER OF
                                                                         CONTRACTS                VALUE
-------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                             60                   $1

PUT OPTIONS
U S Treasury Notes 10Yrs. Futures                                               25                    1
Euro Dollar Futures                                                             30                    3

TOTAL PURCHASED OPTIONS                                                                               5
 (COST $21)

                                                                  PRINCIPAL AMOUNT                VALUE
-------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 9.5%
-------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 6.0%
AESOP Funding II LLC (Class A)
3.51%                                    11/20/06                           $4,167               $4,171 (a,g)
American Express Credit Account Master
Trust (Class A)
3.36%                                    04/15/08                              360                  360 (g)
Capital Auto Receivables Asset Trust
3.28%                                    04/15/08                            3,000                3,002 (g)
CDC Mortgage Capital Trust (Class A)
3.80%                                    03/25/33                               11                   11 (g)
Citibank Credit Card Issuance Trust
3.50%                                    03/20/09                            1,000                1,001 (g)
Countrywide Asset-Backed Certificates
3.61%                                    06/25/33                               93                   93 (g)
3.74%                                    05/25/33                              157                  157 (g)
Countrywide Home Equity Loan Trust
(Class A)
3.46%                                    05/15/28                            2,061                2,063 (g)
First USA Credit Card Master Trust
(Class A)
3.39%                                    05/17/10                            1,500                1,505 (g)
Fremont Home Loan Trust
3.51%                                    04/25/35                            2,000                2,000 (g)
GSAA Trust
3.71%                                    05/25/34                              312                  312 (g)
Long Beach Mortgage Loan Trust
3.58%                                    11/25/34                              776                  777 (g)
Residential Asset Mortgage Products,
Inc.
3.58%                                    12/25/33                            2,000                2,007 (g)
Saxon Asset Securities Trust
3.60%                                    08/25/35                              315                  315 (g)
Sears Credit Account Master Trust
(Class A)
3.60%                                    11/17/09                              500                  501 (g)
Structured Asset Securities Corp.
3.51%                                    02/25/35                            4,000                4,004 (g)
Wachovia Asset Securitization Inc.
(Class A)
3.53%                                    06/25/34                            1,479                1,481 (g)
                                                                                                 23,760

CORPORATE NOTES - 1.1%
Countrywide Home Loans, Inc.
3.60%                                    03/29/06                            2,500                2,501 (g)
International Lease Finance Corp.
4.44%                                    07/15/05                              700                  700 (g)
Marsh & McLennan Companies Inc.
3.28%                                    07/13/07                            1,000                  993 (g)
                                                                                                  4,194

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.4%
Granite Master Issuer PLC
3.37%                                    12/20/54                            2,000                2,000 (g)
Holmes Financing PLC (Class A)
3.29%                                    01/15/08                            2,000                2,000 (g)
Impac CMB Trust
3.67%                                    10/25/34                            2,153                2,153 (g)
Interstar Millennium Trust (Class A)
3.60%                                    03/14/36                              163                  163 (g)
Lehman Brothers Floating Rate
Commercial Mortgage Trust
3.39%                                    10/15/17                            2,100                2,102 (a,g)
National RMBS Trust
3.54%                                    03/20/34                              381                  381 (g)
Wachovia Bank Commercial Mortgage Trust
3.74%                                    03/15/15                              474                  474 (a,g)
4.12%                                    03/15/15                              350                  351 (a,g)
                                                                                                  9,624

TOTAL SECURITIES PURCHASED WITH                                                                  37,578
COLLATERAL FROM SECURITIES ON LOAN
 (COST $37,570)

TOTAL INVESTMENTS IN SECURITIES                                                                 496,572
 (COST $496,558)

                                                                  NUMBER OF SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.9%
GEI Short Term Investment Fund
3.20%                                                                    3,541,689               $3,542 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
1.9%
GEI Short Term Investment Fund
3.20%                                                                    7,556,108                7,556 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                     11,098
 (COST $11,098)

TOTAL INVESTMENTS                                                                               507,670
 (COST $507,656)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                        (111,426)
NET - (28.1)%

                                                                                              ---------
NET ASSETS - 100.0%                                                                           $ 396,244
                                                                                              =========


----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at
June 30, 2005:
                                                                                   CURRENT
                                                                  NUMBER OF       NOTIONAL           UNREALIZED
DESCRIPTION                              EXPIRATION DATE          CONTRACTS          VALUE         APPRECIATION
----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                      September  2005                150        $36,056                 $(41)
U.S.Treasury Notes 5 Yrs Futures         September  2005                155         16,878                   91
                                                                                                           ----
                                                                                                           $ 50
                                                                                                           ====

The Elfun Income Fund had the following Short futures contracts open at June 30, 2005:


                                                                                       CURRENT
                                                                   NUMBER OF          NOTIONAL        UNREALIZED
DESCRIPTION                              EXPIRATION DATE           CONTRACTS             VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                      December  2005                  150         $(36,011)              $ 22
U.S.Treasury Notes 10 Yrs Futures        September  2005                  15           (1,702)               (14)
                                                                                                            ----
                                                                                                            $  8
                                                                                                            ====


--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $57,431 or 14.49% of net assets for the Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2005.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflated Securities.



*    Less than 0.01%

**   Principal Amount is less than $500



Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  August 29, 2005